Current and non-current inventories	12 Months Ended
Dec. 31, 2025
Current and non-current inventories
Current and non-current inventories

9 Current and non-current inventories

Current inventories are disclosed as follows:

(€ million)	December 31, 2025	December 31, 2024
Raw and auxiliary materials and consumables	1,001	1,436
Components and spare parts for drilling operations, plans and equipment	1,288	1,721
Semi-finished, finished products and goods	2,816	3,092
Other	38	10
Current inventories	5,143	6,259

Raw and auxiliary materials and consumables included oil-based feedstock and other consumables pertaining to refining and chemical activities.

Components to be consumed in drilling activities and maintenance of plants and infrastructure of the Exploration & Production segment amounted to €1,257 million (€1,685 million at December 31, 2024).

Semi-finished, finished products and goods included stocks of natural gas and oil products for €2,141 million (€2,164 million at December 31, 2024) and chemical products for €617 million (€742 million at December 31, 2024).

Inventories are stated net of write-down provisions of €656 million (€567 million at December 31, 2024).

Non-current inventories of €1,187 million (€1,595 million at December 31, 2024) are held for compliance purposes and related to Italian subsidiaries for €1,165 million (€1,575 million at December 31, 2024) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.